Balance sheet information - Schedule Of Inventory Valuation Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Balance, end of period	$ (868)
Bio Ventus LLC
Balance, beginning of period	(532)	$ (570)
Provision for losses	(904)	(870)
Write-offs	568	908
Balance, end of period	$ (868)	$ (532)